Income Taxes - Tax Credit Carryforwards (Details 3) (USD $) In Millions, unless otherwise specified	Aug. 29, 2013
Federal [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	$ 238
State [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	$ 203